Personnel expenses (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Collective Identified [Member]
IfrsStatementLineItems [Line Items]
Participant	Members of the Executive Committee, Statutory Officers and other executives who assume significant and responsible risks of control areas
Liquidity Type	50% in cash indexed to 100% of CDI and 50% in shares (Units SANB11)
Collective Identified [Member] | 01/01 to 12/31/2020 [Member]
IfrsStatementLineItems [Line Items]
Remuneration	R$ 8,228	R$ 63,658	R$ 103,696
Unidentified Collective [Member]
IfrsStatementLineItems [Line Items]
Participant	Management-level employees and employees who are benefited by the Deferral Plan
Liquidity Type	50% in cash indexed to 100% of CDI and 50% in shares (Units SANB11)
Unidentified Collective [Member] | 01/01 to 12/31/2020 [Member]
IfrsStatementLineItems [Line Items]
Remuneration	R$ 76,275	R$ 111,995	R$ 98,696